Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000 % Asset Backed Notes

Class A-2A .83 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27 % Asset Backed Notes

Class B 1.82 % Asset Backed Notes

Class C 2.40 % Asset Backed Notes

Class D 3.00 % Asset Backed Notes

Class E 3.60 % Asset Backed Notes

Servicer's Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	10/01/2019
Monthly Period Ending:	10/31/2019
Prev. Distribution/Close Date:	10/08/2019
Distribution Date:	11/08/2019
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	55

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977
I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance		{1}	$129,112,197

	Monthly Principal Amounts

	{2} Collections on Receivables outstanding at end of period	{2}	6,983,837
	{3} Collections on Receivables paid off during period	{3}	2,160,466
	{4} Receivables becoming Liquidated Receivables during period	{4}	1,397,916
	{5} Receivables becoming Purchased Receivables during period	{5}	0
	{6} Seller's Exercise of 10% Option	{6}	119,916,472
	{7} Other Receivables adjustments	{7}	51
	{8} Less amounts allocable to Interest		{8}	(1,346,545)
	{9} Total Monthly Principal Amounts		{9}	129,112,197

{10}	End of period Aggregate Principal Balance		{10}	$0

{11}	Pool Factor		{11}	0.0000000%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{12}	Original Note Balance	{12}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000
{13}	Beginning of period Note Balance	{13}	$0	$0	$0	$0	$0
{14}	Noteholders’ Principal Distributable Amount	{14}	0	0	0	0	0
{15}	Noteholders’ Accelerated Principal Amount	{15}	0	0	0	0	0
{16}	Aggregate Principal Parity Amount	{16}	0	0	0	0	0
{17}	Matured Principal Shortfall	{17}
{18}	End of period Note Balance	{18}	$0	$0	$0	$0	$0
{19}	Note Pool Factors	{19}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

			Class C	Class D	Class E		TOTAL
			$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{20}	Beginning of period Note Balance	{20}	$0	$96,082,197	$26,670,000		$122,752,197
{21}	Noteholders’ Principal Distributable Amount	{21}	0	96,082,197	26,670,000		122,752,197
{22}	Noteholders’ Accelerated Principal Amount	{22}	0	0	0		0
{23}	Aggregate Principal Parity Amount	{23}	0	0	0		0
{24}	Matured Principal Shortfall	{24}					0
{25}	End of period Note Balance	{25}	$0	$0	$0		$0
{26}	Note Pool Factors	{26}	0.0000000%	0.0000000%	0.0000000%		0.0000000%

III. CALCULATION OF STEP-DOWN AMOUNT:
{27} Ending Pool Balance	{27}		$0
{28} 14.50 % of Ending Aggregate Principal Balance	{28}	N/A
{29} Less Specified Reserve Balance	{29}	N/A
{30} Sum of {28} and {29}	{30}	N/A
{31} Required Pro Forma Note Balance {27} - {30}	{31}		N/A

{32} Beginning Note Balance	{32}	N/A
{33} Total Monthly Principal Amount	{33}	N/A
{34} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{34}		N/A

{35} Excess of Required Pro-forma over Pro-forma Balance	{35}		0
{36} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{36}		N/A
{37} Step-Down Amount Lesser of {35} or {36}	{37}			$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{38} Total Monthly Principal Amounts								{38}	$122,752,197
{39} Step-down Amount								{39}	0
{40} Principal Distributable Amount								{40}		$122,752,197

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{41}	Class A - 1	$0	0	0.400000%	31	Actual days/360	$0
{42}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{43}	Class A - 2B	$0	0	0.40000%	31	Actual days/360	0
{44}	Class A - 3	$0	0	1.27000%	30	30/360	0
{45}	Class B	$0	0	1.82000%	30	30/360	0
{46}	Class C	$0	0	2.40000%	30	30/360	0	Amount Sent to Noteholders
{47}	Class D	$96,082,197	0	3.00000%	30	30/360	240,206		$123,072,413
{48}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{49} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{49}	9,108,568
{50} Liquidation Proceeds collected during period								{50}	655,981
{51} Purchase Amounts or amounts from Servicer deposited in Collection Account								{51}	0
{52} Investment Earnings - Collection Account								{52}	9,686
{53} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{53}	25,477,138
{54} Collection of Supplemental Servicing - Extension Fees								{54}	35,735
{55} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{55}	65,307
{56} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{56}	81,474
{57} Seller's Exercise of 10% Option								{57}	123,072,413
{58} Seller's Purchase of Overcollaterization								{58}	0
{59} Total Available Funds								{59}		158,506,302

Distributions:
{60} Base Servicing Fee								{60}	242,085
{61} Repo and Recovery Fees - reimbursed to Servicer								{61}	65,307
{62} Bank Service Charges - reimbursed to Servicer								{62}	0
{63} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{63}	81,474
{64} Trustee and Trust Collateral Agent Fees								{64}	425
{65} Owner Trustee Fee								{65}	208
{66} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A-2A Noteholders' Interest Distributable Amount pari passu								{67}	0
{68} Class A-2B Noteholders' Interest Distributable Amount pari passu								{68}	0
{69} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{69}	0
{70} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{70}	0
{71} Class B Noteholders’ Interest Distributable Amount								{71}	0
{72} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{72}	0
{73} Class C Noteholders’ Interest Distributable Amount								{73}	0
{74} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{74}	0
{75} Class D Noteholders’ Interest Distributable Amount								{75}	240,206
{76} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{76}	0
{77} Class E Noteholders’ Interest Distributable Amount								{77}	80,010
{78} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{78}	0
{79} Noteholders’ Principal Distributable Amount								{79}	122,752,197
{80} To the Reserve Account, the Reserve Account Deposit								{80}	0
{81} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{81}	0
{82} Add'l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{82}	0
{83} To the Certificateholders, the aggregate amount remaining								{83}	35,044,390
{84} Total Distributions								{84}		$158,506,302

VII. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{85}	Class A	$0	$0	$0	$158,116,803	$0
{86}	Class B	0	0	0	158,116,803	0
{87}	Class C	0	0	0	158,116,803	0
{88}	Class D	96,082,197	0	96,082,197	157,876,597	0
{89}	Class E	122,752,197	0	122,752,197	157,796,587	0

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{90} Excess Available Funds							{90}	$35,044,390
{91} Pro-Forma Note Balance (Calculated after Step-Down)							{91}	0
{92} Required Pro Forma Note Balance							{92}	N/A
{93} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{93}	0
{94} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{94}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{95} Specified Reserve Balance									$25,440,000

{96} Beginning of period Reserve Account balance							{96}		$25,440,000

{97} The Reserve Account Deposit, from Collection Account							{97}	0
{98} Investment Earnings							{98}	37,138
{99} Investment Earnings - transferred to Collection Account Available Funds							{99}	(37,138)
{100} Reserve Account Withdrawal Amount							{100}	(25,440,000)

{101} End of period Reserve Account balance							{101}		$0

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{102} Aggregate Principal Balance		{102}	$0
{103} End of Period Note Balance		{103}	0
{104} Overcollateralization		{104}	0
{105} Overcollateralization %		{105}		0.00%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{106} Original Number of Receivables		{106}	63,313
{107} Beginning of period number of Receivables		{107}	0	15,635
{108} Number of Receivables becoming Liquidated Receivables during period		{108}	12,785	150
{109} Seller's Option of 10 Option		{108}	15,107	15,107
{110} Number of Receivables becoming Purchased Receivables during period		{109}	19	0
{111} Number of Receivables paid off during period		{110}	35,402	378
{112} End of period number of Receivables		{111}	0	0

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

		Original	Prev. Month	Current
{113} Weighted Average APR of the Receivables	{113}	12.67%	12.69%	0.00%
{114} Weighted Average Remaining Term of the Receivables	{114}	66.00	19.68	0.00
{115} Weighted Average Original Term of Receivables	{115}	71.00	71.00	0.00
{116} Average Receivable Balance	{116}	$20,091	$8,258	$0
{117} Net Losses in Period	{117}	$0	$454,524	$0
{118} Aggregate Realized Losses	{118}	$0	$103,145,592	$0
{119} Aggregate Realized Loss Percentage	{119}		8.108%	0.000%
{120} ABS Prepay Speed	{120}		0.9221	1.0360

XIII. DELINQUENCY:

		Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{121} 31-60 days	{121}	0	$0	0.00%
{122} 61-90 days	{122}	0	0	0.00%
{123} 91-120 days	{123}	0	0	0.00%
{124} Total	{124}	0	$0	0.00%

XIV. EXTENSIONS

{125} Principal Balance of Receivables extended during current period	{122}		$0
{126} Beginning of Period Aggregate Principal Balance	{123}		129,112,197
{127} Extension Rate {125} divided by {126}	{124}			0.00%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	November 5, 2019

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